Financial Derivative Contracts and Hedge Accounting - Gains or Losses on Hedge of Net Investment in Foreign Operations that have been Recognized in Other Comprehensive Income and Accumulated in Equity (Detail) - CLP ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Beginning balance	$ 16,159	$ (4,735)
Gains (losses) on hedge of net investment in foreign operation, before tax	(46,786)	(36,533)	$ 49,197
Ending balances	47,292	16,159	(4,735)
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Beginning balance	21,657	47,454
Gains (losses) on hedge of net investment in foreign operation, before tax	(46,786)	(35,338)
Income tax relating to hedges of net investment in foreign operations	14,373	9,541
Ending balances	$ (10,756)	$ 21,657	$ 47,454